                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03129

           Morgan Stanley Natural Resource Development Securities Inc.
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                           Stefanie V. Chang Yu, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 2/28

Date of reporting period: 7/1/09 - 6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03129
Reporting Period: 07/01/2009 - 06/30/2010
Morgan Stanley Natural Resource Development Securities Inc.









========= MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC. ==========


ALCOA INC.

Ticker:       AA             Security ID:  013817101
Meeting Date: APR 23, 2010   Meeting Type: Annual
Record Date:  JAN 27, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Arthur D. Collins, Jr    For       For          Management
1.2   Elect Director Carlos Ghosn             For       For          Management
1.3   Elect Director Michael G. Morris        For       For          Management
1.4   Elect Director E. Stanley O'Neal        For       Withhold     Management
2     Ratify Auditor                          For       For          Management
3     Adopt Majority Voting for Uncontested   For       For          Management
      Election of Directors
4     Reduce Supermajority Vote Requirement   For       For          Management
      Relating to Fair Price Protection
5     Reduce Supermajority Vote Requirement   For       For          Management
      Relating to Director Elections
6     Reduce Supermajority Vote Requirement   For       For          Management
      Relating to the Removal of Directors
7     Adopt Simple Majority Vote              Against   Against      Shareholder


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ALPHA NATURAL RESOURCES, INC.

Ticker:       ANR            Security ID:  02076X102
Meeting Date: JUL 31, 2009   Meeting Type: Special
Record Date:  JUN 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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ENCANA CORPORATION

Ticker:       ECA            Security ID:  292505104
Meeting Date: NOV 25, 2009   Meeting Type: Special
Record Date:  OCT 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization/Restructuring    For       For          Management
      Plan to Create Two Companies
2     Approve Employee Stock Option Plan for  For       For          Management
      Cenovus Energy Inc.
3     Approve Shareholder Rights Plan for     For       For          Management
      Cenovus Energy Inc.


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ENSCO INTERNATIONAL PLC

Ticker:       ESV            Security ID:  26874Q100
Meeting Date: DEC 22, 2009   Meeting Type: Special
Record Date:  NOV 16, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Change State of Incorporation [from     For       For          Management
      Delaware to England]
2     Adjourn Meeting                         For       For          Management


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FOUNDATION COAL HLDGS INC

Ticker:       FCL            Security ID:  35039W100
Meeting Date: JUL 31, 2009   Meeting Type: Special
Record Date:  JUN 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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HELMERICH & PAYNE, INC.

Ticker:       HP             Security ID:  423452101
Meeting Date: MAR 3, 2010    Meeting Type: Annual
Record Date:  JAN 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Hans Helmerich           For       For          Management
1.2   Elect Director Paula Marshall           For       For          Management
1.3   Elect Director Randy A. Foutch          For       For          Management
2     Ratify Auditors                         For       For          Management


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MONSANTO CO.

Ticker:       MON            Security ID:  61166W101
Meeting Date: JAN 26, 2010   Meeting Type: Annual
Record Date:  NOV 27, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Frank V. AtLee III       For       For          Management
2     Elect Director David L. Chicoine        For       For          Management
3     Elect Director Arthur H. Harper         For       For          Management
4     Elect Director Gwendolyn S. King        For       For          Management
5     Ratify Auditors                         For       For          Management
6     Amend Omnibus Stock Plan                For       For          Management


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NOBLE CORPORATION

Ticker:       NE             Security ID:  H5833N103
Meeting Date: OCT 29, 2009   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Director Gordon T. Hall                 For       For          Management
1.2   Director Jon A. Marshall                For       For          Management
2     Approval Of The Amendment And           For       Against      Management
      Restatement Of The Noble Corporation
      1991 Stock Option And Restricted Stock
      Plan effective As Of October 29, 2009

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Natural Resource Development Securities Inc.


By (Signature and Title)* /s/ Randy Takian
                          -----------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.